UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Sept. 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):   [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Apollo Investment Fund IV, L.P.
Address:  c/o Apollo Management IV, L.P.
          Two Manhattanville Road
          Purchase, New York  10577

Form 13F File No.:  28-10406

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:     Apollo Management IV, L.P.
Title:    General Partner of Reporting Manager
Name:     AIF IV Management, Inc.
Title:    General Partner of AIF IV Management, L.P.
Name:     Michael D. Weiner, Esq.
Title:    Vice Pres., AIF IV Management, Inc.
Phone:    310-843-1990

Signature, Place, and Date of Signing:

   By:  Apollo Management IV, L.P.         Los Angeles, CA  Nov. 15, 2004
   By:  AIF IV Management, Inc.            Los Angeles, CA  Nov. 15, 2004
   By:  Michael D. Weiner, Vice President  Los Angeles, CA  Nov. 15, 2004

Report Type (Check only one):

[  ]       13F HOLDINGS REPORT.

[ X]       13F NOTICE.

[  ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

 Form 13F File Number:  28-10465
 Name:                  Apollo Management IV, L.P.

         The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Manager is a member of a group with respect to any securities over which the Reporting Manager or other institutional investment managers named in the Reporting Manager's Form 13F may exercise investment discretion, or that the Manager or any other person is a beneficial owner of any securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Manager, the Reporting Manager, and related entities.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.